Intangible Assets - Summary of Goodwill Allocated to Cash-Generating Units (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Goodwill [line items]
Goodwill	S/ 58,946	S/ 57,367	S/ 93,288
Engineering and Construction [member]
Disclosure Of Goodwill [line items]
Goodwill	38,211	36,632	71,621
Electromechanical [member]
Disclosure Of Goodwill [line items]
Goodwill	20,735	S/ 20,735	20,737
IT equipment and services [member]
Disclosure Of Goodwill [line items]
Goodwill	S/ 0		S/ 930